Assets Held For Sale	6 Months Ended
Jun. 30, 2022
Assets Held For Sale [Abstract]
Assets Held For Sale

12. ASSETS HELD FOR SALE
On November 30, 2021, the Company entered into agreements to sell 337 gas stations in the Retail segment, located across Western Canada and Ontario, for gross proceeds of $420 million. The sale is currently expected to close in the three months ended September 30, 2022. Operating margin associated with the retail assets held for sale for the six months ended June 30, 2022, was $6 million (six months ended June 30, 2021 – $7 million).
In the six months ended June 30, 2022, the Company closed the sale of its Tucker and Wembley assets (see Note 8).
Assets held for sale are carried at the lesser of the carrying amount and the fair value less cost to sell.

As at June 30, 2022	PP&E	ROU Assets	Goodwill	Lease Liabilities	Decommissioning Liabilities
Retail Gas Stations	470	55	—	(54)	(65)

As at December 31, 2021	PP&E	ROU Assets	Goodwill	Lease Liabilities	Decommissioning Liabilities
Retail Gas Stations	498	54	—	(58)	(86)
Tucker	505	—	88	—	(33)
Wembley	159	—	—	—	(9)
	1,162	54	88	(58)	(128)